Financial Instruments - Schedule of Interest Rate and Currency Hedging Instruments (Details) - Interest risk - Derivative hedging instruments - Currency and interest rate swaps - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about hedging instruments [line items]
Contract amount	¥ 1,322,069	¥ 1,098,862
Hedging instrument, liabilities	101,128	44,042
Contract amount to be settled in more than one year
Disclosure of detailed information about hedging instruments [line items]
Contract amount	¥ 1,052,069	¥ 1,048,862